As filed with the Securities and Exchange Commission on March 30, 2023

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,626	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,626	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. ANNE C. CHOE, ESQ.	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS
WILLKIE FARR & GALLAGHER LLP	400 HOWARD STREET SAN FRANCISCO, CA 94105
787 SEVENTH AVENUE
NEW YORK, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On April 28, 2023, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,626 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 28, 2023, the effectiveness of the registration statement for the iShares MSCI Japan IMI ETF (the “Fund”), filed in Post-Effective Amendment No. 2,119 on May 20, 2019, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date

2,161

2,176

2,191

2,201

2,223

2,237

2,256

2,275

2,319

2,337

2,347

2,356

2,371

2,388

2,396

2,407

2,416

2,425

2,429

2,433

2,437

2,446

2,454

2,462

2,468

2,476

2,482

2,488

2,493

2,499

2,503

2,507

2,517

2,521

2,529

2,533

2,544

2,547

2,555

2,563

2,576

2,583

2,592

2,596

2,600

2,609

2,616

2,622

August 2, 2019

August 29, 2019

September 26, 2019

October 17, 2019

November 14, 2019

December 12, 2019

January 9, 2020

February 6, 2020

March 5, 2020

April 2, 2020

April 30, 2020

May 28, 2020

June 25, 2020

July 23, 2020

August 20, 2020

September 17, 2020

October 15, 2020

November 12, 2020

December 10, 2020

January 7, 2021

February 4, 2021

March 4, 2021

April 1, 2021

April 29, 2021

May 27, 2021

June 24, 2021

July 22, 2021

August 19, 2021

September 16, 2021

October 14, 2021

November 10, 2021

December 8, 2021

January 6, 2022

February 3, 2022

March 3, 2022

March 31, 2022

April 28, 2022

May 26, 2022

June 23, 2022

July 21, 2022

August 18, 2022

September 15, 2022

October 13, 2022

November 10, 2022

December 8, 2022

January 5, 2023

February 2, 2023

March 2, 2023

August 30, 2019

September 27, 2019

October 18, 2019

November 15, 2019

December 13, 2019

January 10, 2020

February 7, 2020

March 6, 2020

April 3, 2020

May 1, 2020

May 29, 2020

June 26, 2020

July 24, 2020

August 21, 2020

September 18, 2020

October 16, 2020

November 13, 2020

December 11, 2020

January 8, 2021

February 5, 2021

March 5, 2021

April 2, 2021

April 30, 2021

May 28, 2021

June 25, 2021

July 23, 2021

August 20, 2021

September 17, 2021

October 15, 2021

November 12, 2021

December 9, 2021

January 7, 2022

February 4, 2022

March 4, 2022

April 1, 2022

April 29, 2022

May 27, 2022

June 24, 2022

July 22, 2022

August 19, 2022

September 16, 2022

October 14, 2022

November 11, 2022

December 9, 2022

January 6, 2023

February 3, 2023

March 3, 2023

March 31, 2023

This Post-Effective Amendment No. 2,626 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,119.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,626 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 30th day of March,

2023.

iSHARES TRUST

By:
Armando Senra*
President

Date: March 30, 2023

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,626 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: March 30, 2023

John E. Martinez*
Trustee

Date: March 30, 2023

Cecilia H. Herbert*
Trustee

Date: March 30, 2023

John E. Kerrigan*
Trustee

Date: March 30, 2023

Robert S. Kapito*
Trustee

Date: March 30, 2023

Madhav V. Rajan*
Trustee

Date: March 30, 2023

Jane D. Carlin*
Trustee

Date: March 30, 2023

Drew E. Lawton*
Trustee

Date: March 30, 2023

Richard L. Fagnani*
Trustee

Date: March 30, 2023

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: March 30, 2023

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: March 30, 2023

*

Powers of Attorney, each dated June 15, 2022, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,556, filed June 27, 2022.